Related Party Transactions (Details) - Summary of details of advances made under the loan agreement - Loan Agreement [Member] - Bitfury Top HoldCo [Member] - USD ($)		6 Months Ended
	Aug. 26, 2021	Jul. 31, 2021
Related Party Transaction [Line Items]
Date of advance	Aug. 31, 2021
Amount	$ 7,000,000.0	$ 4,864,316
Tranche 1 [Member]
Related Party Transaction [Line Items]
Date of advance		Feb. 08, 2021
Maturity date		Feb. 07, 2022
Amount		$ 100,000
Tranche 2 [Member]
Related Party Transaction [Line Items]
Date of advance		Apr. 06, 2021
Maturity date		Apr. 05, 2022
Amount		$ 200,000
Tranche 3 [Member]
Related Party Transaction [Line Items]
Date of advance		Apr. 22, 2021
Maturity date		Apr. 21, 2022
Amount		$ 600,000
Tranche 4 [Member]
Related Party Transaction [Line Items]
Date of advance		Jun. 02, 2021
Maturity date		Jun. 01, 2022
Amount		$ 52,871
Tranche 5 [Member]
Related Party Transaction [Line Items]
Date of advance		Jun. 10, 2021
Maturity date		Jun. 09, 2022
Amount		$ 750,000
Tranche 6 [Member]
Related Party Transaction [Line Items]
Date of advance		Jun. 24, 2021
Maturity date		Jun. 23, 2022
Amount		$ 56,400
Tranche 7 [Member]
Related Party Transaction [Line Items]
Date of advance		Jun. 29, 2021
Maturity date		Jun. 28, 2022
Amount		$ 2,650,000
Tranche 8 [Member]
Related Party Transaction [Line Items]
Date of advance		Jul. 06, 2021
Maturity date		Jul. 05, 2022
Amount		$ 101,045
Tranche 9 [Member]
Related Party Transaction [Line Items]
Date of advance		Jul. 29, 2021
Maturity date		Jul. 28, 2022
Amount		$ 300,000
Tranche 10 [Member]
Related Party Transaction [Line Items]
Date of advance		Jul. 30, 2021
Maturity date		Jul. 29, 2022
Amount		$ 54,000